Note 7 - Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
NOL carryover	$ 274,526	$ 145,914
Valuation allowance	(274,526)	(145,914)
Net deferred tax asset